414-355-0400
February 23, 2010
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
     Re: Badger Meter, Inc. (File No. 001-06706)
Ladies and Gentlemen:
          On behalf of Badger Meter, Inc., a Wisconsin corporation (the “Company”), we are transmitting for filing the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2009. This filing is being effected by direct transmission to the EDGAR System.
          The financial statements included in the attached Annual Report on Form 10-K for the fiscal year ended December 31, 2009, do not reflect a change in the accounting principles or practices except as disclosed, or in the method of applying any accounting principles or practices from the financial statements included in the Company’s Annual Report on Form 10-K for the prior fiscal year.
          Please contact the undersigned at (414) 355-0400 if you have any questions or comments regarding this filing.

Very truly yours, BADGER METER, INC.
/s/ Richard E. Johnson
Richard E. Johnson
Senior Vice President — Finance, Chief Financial Officer and Treasurer